RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Key management includes the Company's directors (executive and non-executive) and other key officers, including the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. The compensation paid or payable to key management for employee services is shown below and includes payments relating to former directors and executives:

Years ended December 31	2020	2019
Salaries and other short-term employee benefits	$4,516	$3,401
Post-employment benefits	113	134
Termination benefits	4,542	—
Share-based compensation (1)	9,548	12,370
Total compensation	$18,719	$15,905

(1)Share-based compensation includes fair value remeasurements on outstanding DSUs, RSUs and PSUs included in the consolidated statements of income.